Trade and other receivables - Trade receivables past due but not impaired and receivables factoring and related programs (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets that are past due
Trade receivables	$ 351,000,000	$ 224,000,000
Factoring of receivables
Disclosure of financial assets that are past due
Receivables sold under factoring and related programs	579,000,000	620,000,000
Trade receivables past due but not impaired
Disclosure of financial assets that are past due
Trade receivables	6,000,000	9,000,000
Up to three months past due | Trade receivables past due but not impaired
Disclosure of financial assets that are past due
Trade receivables	5,000,000	8,000,000
Over six months past due | Trade receivables past due but not impaired
Disclosure of financial assets that are past due
Trade receivables	$ 1,000,000	$ 1,000,000